                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05181

Morgan Stanley Equally-Weighted S&P 500 Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
PORTFOLIO OF INVESTMENTS    MARCH 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------


     NUMBER OF
      SHARES                                                                                                 VALUE
--------------------                                                                                  ---------------------

                                COMMON STOCKS (97.9%)
                                Advertising/Marketing Services (0.4%)
            333,239             Interpublic Group of Companies, Inc. (The)*                                    $ 4,092,175
             44,532             Omnicom Group, Inc.                                                              3,941,973
                                                                                                      ---------------------
                                                                                                                 8,034,148
                                                                                                      ---------------------
                                Aerospace & Defense (1.6%)
             68,560             Boeing Co.                                                                       4,008,018
             36,935             General Dynamics Corp.                                                           3,953,892
            103,455             Goodrich Corp.                                                                   3,961,292
             52,224             L-3 Communications Holdings, Inc.                                                3,708,948
             64,721             Lockheed Martin Corp.                                                            3,951,864
             74,816             Northrop Grumman Corp.                                                           4,038,568
            101,763             Raytheon Co.                                                                     3,938,228
             83,665             Rockwell Collins, Inc.                                                           3,981,617
                                                                                                      ---------------------
                                                                                                                31,542,427
                                                                                                      ---------------------
                                Agricultural Commodities/Milling (0.2%)
            161,604             Archer-Daniels-Midland Co.                                                       3,972,226
                                                                                                      ---------------------

                                Air Freight/Couriers (0.4%)
             40,766             FedEx Corp.                                                                      3,829,966
             53,318             United Parcel Service, Inc. (Class B)                                            3,878,351
                                                                                                      ---------------------
                                                                                                                 7,708,317
                                                                                                      ---------------------
                                Airlines (0.4%)
            955,828             Delta Air Lines, Inc.*                                                           3,871,103
            270,268             Southwest Airlines Co.                                                           3,848,616
                                                                                                      ---------------------
                                                                                                                 7,719,719
                                                                                                      ---------------------
                                Alternative Power Generation (0.2%)
          1,209,536             Calpine Corp.*                                                                   3,386,701
                                                                                                      ---------------------

                                Aluminum (0.2%)
            123,702             Alcoa, Inc.                                                                      3,759,304
                                                                                                      ---------------------

                                Apparel/Footwear (1.4%)
             94,317             Cintas Corp.                                                                     3,896,235
             69,201             Coach, Inc.*                                                                     3,918,853
            122,503             Jones Apparel Group, Inc.                                                        4,102,625
             99,616             Liz Claiborne, Inc.                                                              3,997,590
             45,888             Nike, Inc. (Class B)                                                             3,822,929
             86,624             Reebok International Ltd.                                                        3,837,443
             66,818             V.F. Corp.                                                                       3,951,617
                                                                                                      ---------------------
                                                                                                                27,527,292
                                                                                                      ---------------------
                                Apparel/Footwear Retail (0.8%)
            182,359             Gap, Inc. (The)                                                                  3,982,721
            160,874             Limited Brands, Inc.                                                             3,909,238
             74,081             Nordstrom, Inc.                                                                  4,102,606
            159,824             TJX Companies, Inc. (The)                                                        3,936,465
                                                                                                      ---------------------
                                                                                                                15,931,030
                                                                                                      ---------------------
                                Auto Parts: O.E.M. (1.0%)
            285,010             Dana Corp.                                                                       3,645,278
            894,725             Delphi Corp.                                                                     4,008,368
             57,630             Eaton Corp.                                                                      3,769,002
             69,043             Johnson Controls, Inc.                                                           3,849,838
            657,533             Visteon Corp.                                                                    3,754,513
                                                                                                      ---------------------
                                                                                                                19,026,999
                                                                                                      ---------------------




                                Automotive Aftermarket (0.4%)
            210,128             Cooper Tire & Rubber Co.                                                         3,857,950
            287,098             Goodyear Tire & Rubber Co. (The)*                                                3,832,758
                                                                                                      ---------------------
                                                                                                                 7,690,708
                                                                                                      ---------------------
                                Beverages: Alcoholic (0.6%)
             82,329             Anheuser-Busch Companies, Inc.                                                   3,901,571
             73,774             Brown-Forman Corp. (Class B)                                                     4,039,126
             51,632             Molson Coors Brewing Co. (Class B)                                               3,984,441
                                                                                                      ---------------------
                                                                                                                11,925,138
                                                                                                      ---------------------
                                Beverages: Non-Alcoholic (0.6%)
             94,522             Coca-Cola Co. (The)                                                              3,938,732
            186,703             Coca-Cola Enterprises Inc.                                                       3,831,146
            140,866             Pepsi Bottling Group, Inc. (The)                                                 3,923,118
                                                                                                      ---------------------
                                                                                                                11,692,996
                                                                                                      ---------------------
                                Biotechnology (1.3%)
             66,579             Amgen, Inc.*                                                                     3,875,564
            102,428             Biogen Idec, Inc.*                                                               3,534,790
            109,527             Chiron Corp.*                                                                    3,840,017
             67,801             Genzyme Corp.*                                                                   3,880,929
            110,703             Gilead Sciences, Inc.*                                                           3,963,167
            165,494             MedImmune, Inc.*                                                                 3,940,412
             89,329             Millipore Corp.*                                                                 3,876,879
                                                                                                      ---------------------
                                                                                                                26,911,758
                                                                                                      ---------------------
                                Broadcasting (0.4%)
            115,978             Clear Channel Communications, Inc.                                               3,997,762
            139,960             Univision Communications, Inc. (Class A)*                                        3,875,492
                                                                                                      ---------------------
                                                                                                                 7,873,254
                                                                                                      ---------------------
                                Building Products (0.4%)
             83,988             American Standard Companies, Inc.                                                3,903,762
            116,668             Masco Corp.                                                                      4,044,880
                                                                                                      ---------------------
                                                                                                                 7,948,642
                                                                                                      ---------------------
                                Cable/Satellite TV (0.2%)
            115,567             Comcast Corp. (Class A)*                                                         3,903,853
                                                                                                      ---------------------

                                Casino/Gaming (0.4%)
             59,512             Harrah's Entertainment, Inc.                                                     3,843,285
            144,769             International Game Technology                                                    3,859,542
                                                                                                      ---------------------
                                                                                                                 7,702,827
                                                                                                      ---------------------
                                Chemicals: Agricultural (0.2%)
             64,903             Monsanto Co.                                                                     4,186,244
                                                                                                      ---------------------

                                Chemicals: Major Diversified (1.1%)
             74,659             Dow Chemical Co. (The)                                                           3,721,751
             75,161             Du Pont (E.I.) de Nemours & Co.                                                  3,851,250
             64,286             Eastman Chemical Co.                                                             3,792,874
            129,550             Engelhard Corp.                                                                  3,890,387
            277,739             Hercules, Inc.*                                                                  4,021,661
             80,952             Rohm & Haas Co.                                                                  3,885,696
                                                                                                      ---------------------
                                                                                                                23,163,619
                                                                                                      ---------------------
                                Chemicals: Specialty (0.8%)
             61,929             Air Products & Chemicals, Inc.                                                   3,919,486
            118,754             Great Lakes Chemical Corp.                                                       3,814,378
             81,814             Praxair, Inc.                                                                    3,915,618
             62,682             Sigma-Aldrich Corp.                                                              3,839,273
                                                                                                      ---------------------
                                                                                                                15,488,755
                                                                                                      ---------------------
                                Commercial Printing/Forms (0.2%)
            129,507             Donnelley (R.R.) & Sons Co.                                                      4,095,011
                                                                                                      ---------------------

                                Computer Communications (0.6%)
            307,364             Avaya, Inc.*                                                                     3,590,012
            220,162             Cisco Systems, Inc.*                                                             3,938,698
             98,812             QLogic Corp.*                                                                    4,001,886
                                                                                                      ---------------------
                                                                                                                11,530,596
                                                                                                      ---------------------




                                Computer Peripherals (0.6%)
            315,277             EMC Corp.*                                                                       3,884,213
             49,418             Lexmark International, Inc. (Class A)*                                           3,951,957
            139,960             Network Appliance, Inc.*                                                         3,871,294
                                                                                                      ---------------------
                                                                                                                11,707,464
                                                                                                      ---------------------
                                Computer Processing Hardware (1.1%)
             91,222             Apple Computer, Inc.*                                                            3,801,221
            101,789             Dell, Inc.*                                                                      3,910,733
            946,593             Gateway, Inc.*                                                                   3,814,770
            194,970             Hewlett-Packard Co.                                                              4,277,642
             99,844             NCR Corp.*                                                                       3,368,737
            924,268             Sun Microsystems, Inc.*                                                          3,734,043
                                                                                                      ---------------------
                                                                                                                22,907,146
                                                                                                      ---------------------
                                Construction Materials (0.2%)
             69,880             Vulcan Materials Co.                                                             3,971,280
                                                                                                      ---------------------

                                Containers/Packaging (0.9%)
             85,903             Ball Corp.                                                                       3,563,256
            126,131             Bemis Company, Inc.                                                              3,925,197
            170,535             Pactiv Corp.*                                                                    3,981,992
             75,859             Sealed Air Corp.*                                                                3,940,116
             47,473             Temple-Inland, Inc.                                                              3,444,166
                                                                                                      ---------------------
                                                                                                                18,854,727
                                                                                                      ---------------------
                                Contract Drilling (0.8%)
             67,683             Nabors Industries, Ltd. (Bermuda)*                                               4,002,773
             69,348             Noble Corp. (Cayman Islands)*                                                    3,898,051
            131,198             Rowan Companies, Inc.*                                                           3,926,756
             79,313             Transocean, Inc. (Cayman Islands)*                                               4,081,447
                                                                                                      ---------------------
                                                                                                                15,909,027
                                                                                                      ---------------------
                                Data Processing Services (1.7%)
             77,988             Affiliated Computer Services, Inc. (Class A)*                                    4,152,081
             87,514             Automatic Data Processing, Inc.                                                  3,933,754
             87,164             Computer Sciences Corp.*                                                         3,996,469
            264,254             Convergys Corp.*                                                                 3,945,312
             96,405             First Data Corp.                                                                 3,789,681
            105,573             Fiserv, Inc.*                                                                    4,201,805
            125,766             Paychex, Inc.                                                                    4,127,640
            157,070             SunGard Data Systems, Inc.*                                                      5,418,915
                                                                                                      ---------------------
                                                                                                                33,565,657
                                                                                                      ---------------------
                                Department Stores (1.0%)
            149,462             Dillard's, Inc. (Class A)                                                        4,020,528
             62,175             Federated Department Stores, Inc.                                                3,956,817
             76,795             Kohl's Corp.*                                                                    3,964,926
            105,916             May Department Stores Co.                                                        3,921,010
             85,752             Penney (J.C.) Co., Inc.                                                          4,452,244
                                                                                                      ---------------------
                                                                                                                20,315,525
                                                                                                      ---------------------
                                Discount Stores (1.3%)
            326,574             Big Lots, Inc.*                                                                  3,925,419
             89,677             Costco Wholesale Corp.                                                           3,961,930
            180,844             Dollar General Corp.                                                             3,962,292
            130,412             Family Dollar Stores, Inc.                                                       3,959,308
             23,175             Sears Holdings Corp.*                                                            3,086,191
             77,204             Target Corp.                                                                     3,861,744
             76,169             Wal-Mart Stores, Inc.                                                            3,816,829
                                                                                                      ---------------------
                                                                                                                26,573,713
                                                                                                      ---------------------
                                Drugstore Chains (0.4%)
             74,151             CVS Corp.                                                                        3,901,826
             86,701             Walgreen Co.                                                                     3,851,258
                                                                                                      ---------------------
                                                                                                                 7,753,084
                                                                                                      ---------------------
                                Electric Utilities (5.1%)
            225,353             AES Corp. (The)*                                                                 3,691,282
            188,862             Allegheny Energy, Inc.*                                                          3,901,889




             79,426             Ameren Corp.                                                                     3,892,668
            116,738             American Electric Power Co., Inc.                                                3,976,096
            319,388             CenterPoint Energy, Inc.                                                         3,842,238
             98,712             Cinergy Corp.                                                                    3,999,810
            296,886             CMS Energy Corp.*                                                                3,871,393
             93,641             Consolidated Edison, Inc.                                                        3,949,777
             75,305             Constellation Energy Group, Inc.                                                 3,893,269
             51,693             Dominion Resources, Inc.                                                         3,847,510
             86,243             DTE Energy Co.                                                                   3,922,332
            142,712             Duke Energy Corp.                                                                3,997,363
            114,487             Edison International                                                             3,974,989
             55,808             Entergy Corp.                                                                    3,943,393
             85,752             Exelon Corp.                                                                     3,935,159
             94,773             FirstEnergy Corp.                                                                3,975,727
             97,098             FPL Group, Inc.                                                                  3,898,485
            111,872             PG&E Corp.                                                                       3,814,835
             92,623             Pinnacle West Capital Corp.                                                      3,937,404
             73,621             PPL Corp.                                                                        3,974,798
             92,842             Progress Energy, Inc.                                                            3,894,722
             72,184             Public Service Enterprise Group, Inc.                                            3,926,088
            122,122             Southern Co. (The)                                                               3,887,143
            245,853             TECO Energy, Inc.                                                                3,854,975
             49,004             TXU Corp.                                                                        3,902,189
            227,975             Xcel Energy, Inc.                                                                3,916,611
                                                                                                      ---------------------
                                                                                                               101,622,145
                                                                                                      ---------------------
                                Electrical Products (0.8%)
            162,542             American Power Conversion Corp.                                                  4,243,972
             55,187             Cooper Industries Ltd. (Class A) (Bermuda)                                       3,946,974
             59,359             Emerson Electric Co.                                                             3,854,180
            151,542             Molex, Inc.                                                                      3,994,647
                                                                                                      ---------------------
                                                                                                                16,039,773
                                                                                                      ---------------------
                                Electronic Components (0.5%)
            142,092             Jabil Circuit, Inc.*                                                             4,052,464
            716,434             Sanmina-SCI Corp.*                                                               3,739,785
            872,805             Solectron Corp.*                                                                 3,028,633
                                                                                                      ---------------------
                                                                                                                10,820,882
                                                                                                      ---------------------
                                Electronic Equipment/Instruments (1.5%)
            175,342             Agilent Technologies, Inc.*                                                      3,892,592
          2,239,370             JDS Uniphase Corp.*                                                              3,739,748
             65,797             Rockwell Automation, Inc.                                                        3,726,742
            138,672             Scientific-Atlanta, Inc.                                                         3,913,324
            261,783             Symbol Technologies, Inc.                                                        3,793,236
            153,561             Tektronix, Inc.                                                                  3,766,851
            148,668             Thermo Electron Corp.*                                                           3,759,814
            266,048             Xerox Corp.*                                                                     4,030,627
                                                                                                      ---------------------
                                                                                                                30,622,934
                                                                                                      ---------------------
                                Electronic Production Equipment (0.8%)
            245,084             Applied Materials, Inc.*                                                         3,982,615
             86,932             KLA-Tencor Corp.*                                                                3,999,741
            145,738             Novellus Systems, Inc.*                                                          3,895,577
            271,956             Teradyne, Inc.*                                                                  3,970,558
                                                                                                      ---------------------
                                                                                                                15,848,491
                                                                                                      ---------------------
                                Electronics/Appliance Stores (0.6%)
             76,183             Best Buy Co., Inc.                                                               4,114,644
            262,133             Circuit City Stores - Circuit City Group                                         4,207,235
            159,304             RadioShack Corp.                                                                 3,902,948
                                                                                                      ---------------------
                                                                                                                12,224,827
                                                                                                      ---------------------
                                Electronics/Appliances (0.6%)
            121,065             Eastman Kodak Co.                                                                3,940,666
            290,935             Maytag Corp.                                                                     4,064,362
             61,357             Whirlpool Corp.                                                                  4,155,710
                                                                                                      ---------------------
                                                                                                                12,160,738
                                                                                                      ---------------------




                                Engineering & Construction (0.2%)
             67,906             Fluor Corp.                                                                      3,764,030
                                                                                                      ---------------------

                                Environmental Services (0.4%)
            533,183             Allied Waste Industries, Inc.*                                                   3,897,568
            134,670             Waste Management, Inc.                                                           3,885,230
                                                                                                      ---------------------
                                                                                                                 7,782,798
                                                                                                      ---------------------
                                Finance/Rental/Leasing (1.7%)
             51,133             Capital One Financial Corp.                                                      3,823,214
            101,578             CIT Group, Inc.                                                                  3,859,964
            120,101             Countrywide Financial Corp.                                                      3,898,478
             71,239             Fannie Mae                                                                       3,878,964
             60,758             Freddie Mac                                                                      3,839,906
            158,659             MBNA Corp.                                                                       3,895,078
            219,055             Providian Financial Corp.*                                                       3,758,984
             92,339             Ryder System, Inc.                                                               3,850,536
             78,050             SLM Corp.                                                                        3,890,012
                                                                                                      ---------------------
                                                                                                                34,695,136
                                                                                                      ---------------------
                                Financial Conglomerates (1.1%)
             74,788             American Express Co.                                                             3,841,860
             83,647             Citigroup, Inc.                                                                  3,759,096
            108,828             JP Morgan Chase & Co.                                                            3,765,449
            100,587             Principal Financial Group, Inc.                                                  3,871,594
             66,063             Prudential Financial, Inc.                                                       3,792,016
             86,932             State Street Corp.                                                               3,800,667
                                                                                                      ---------------------
                                                                                                                22,830,682
                                                                                                      ---------------------
                                Financial Publishing/Services (0.6%)
            128,026             Equifax, Inc.                                                                    3,929,118
             44,181             McGraw-Hill Companies, Inc. (The)                                                3,854,792
             46,820             Moody's Corp.                                                                    3,785,865
                                                                                                      ---------------------
                                                                                                                11,569,775
                                                                                                      ---------------------
                                Food Distributors (0.2%)
            119,587             SYSCO Corp.                                                                      4,281,215
                                                                                                      ---------------------
                                Food Retail (0.8%)
            201,797             Albertson's, Inc.                                                                4,167,108
            250,889             Kroger Co.*                                                                      4,021,751
            216,394             Safeway, Inc.*                                                                   4,009,781
            120,655             Supervalu, Inc.                                                                  4,023,844
                                                                                                      ---------------------
                                                                                                                16,222,484
                                                                                                      ---------------------
                                Food: Major Diversified (1.4%)
            137,989             Campbell Soup Co.                                                                4,004,441
            144,608             ConAgra Foods, Inc.                                                              3,907,308
             76,050             General Mills, Inc.                                                              3,737,858
            106,986             Heinz (H.J.) Co.                                                                 3,941,364
             91,541             Kellogg Co.                                                                      3,960,979
             74,475             PepsiCo, Inc.                                                                    3,949,409
            183,985             Sara Lee Corp.                                                                   4,077,108
                                                                                                      ---------------------
                                                                                                                27,578,467
                                                                                                      ---------------------
                                Food: Specialty/Candy (0.6%)
             63,433             Hershey Foods Corp.                                                              3,835,159
            106,636             McCormick & Co., Inc. (Non-Voting)                                               3,671,477
             59,812             Wrigley (Wm.) Jr. Co.                                                            3,921,873
                                                                                                      ---------------------
                                                                                                                11,428,509
                                                                                                      ---------------------
                                Forest Products (0.4%)
            145,683             Louisiana-Pacific Corp.                                                          3,662,471
             57,318             Weyerhaeuser Co.                                                                 3,926,283
                                                                                                      ---------------------
                                                                                                                 7,588,754
                                                                                                      ---------------------
                                Gas Distributors (1.1%)
            955,828             Dynegy, Inc. (Class A)*                                                          3,737,287
             99,087             KeySpan Corp.                                                                    3,861,420
            104,783             Nicor, Inc.                                                                      3,886,401




            172,638             NiSource, Inc.                                                                   3,934,420
             90,547             Peoples Energy Corp.                                                             3,795,730
             96,619             Sempra Energy                                                                    3,849,301
                                                                                                      ---------------------
                                                                                                                23,064,559
                                                                                                      ---------------------
                                Home Building (0.6%)
             66,041             Centex Corp.                                                                     3,782,168
             34,208             KB Home                                                                          4,018,072
             54,361             Pulte Homes, Inc.                                                                4,002,600
                                                                                                      ---------------------
                                                                                                                11,802,840
                                                                                                      ---------------------
                                Home Furnishings (0.4%)
            134,623             Leggett & Platt, Inc.                                                            3,887,912
            187,059             Newell Rubbermaid, Inc.                                                          4,104,074
                                                                                                      ---------------------
                                                                                                                 7,991,986
                                                                                                      ---------------------
                                Home Improvement Chains (0.6%)
            100,794             Home Depot, Inc. (The)                                                           3,854,363
             68,740             Lowe's Companies, Inc.                                                           3,924,367
             87,690             Sherwin-Williams Co.                                                             3,857,483
                                                                                                      ---------------------
                                                                                                                11,636,213
                                                                                                      ---------------------
                                Hospital/Nursing Management (0.8%)
             79,830             HCA, Inc.                                                                        4,276,493
            163,355             Health Management Associates, Inc. (Class A)                                     4,276,634
            111,269             Manor Care, Inc.                                                                 4,045,741
            370,056             Tenet Healthcare Corp.*                                                          4,266,746
                                                                                                      ---------------------
                                                                                                                16,865,614
                                                                                                      ---------------------
                                Hotels/Resorts/Cruiselines (0.8%)
             71,473             Carnival Corp. (Panama)                                                          3,703,016
            173,864             Hilton Hotels Corp.                                                              3,885,860
             60,068             Marriott International, Inc. (Class A)                                           4,016,146
             66,041             Starwood Hotels & Resorts Worldwide, Inc.                                        3,964,441
                                                                                                      ---------------------
                                                                                                                15,569,463
                                                                                                      ---------------------
                                Household/Personal Care (1.6%)
             83,186             Alberto-Culver Co. (Class B)                                                     3,981,282
             96,978             Avon Products, Inc.                                                              4,164,235
             63,505             Clorox Co. (The)                                                                 4,000,180
             75,161             Colgate-Palmolive Co.                                                            3,921,149
             76,916             Gillette Co. (The)                                                               3,882,720
             97,947             International Flavors & Fragrances, Inc.                                         3,868,907
             60,383             Kimberly-Clark Corp.                                                             3,968,975
             73,387             Procter & Gamble Co. (The)                                                       3,889,511
                                                                                                      ---------------------
                                                                                                                31,676,959
                                                                                                      ---------------------
                                Industrial Conglomerates (1.7%)
             45,483             3M Co.                                                                           3,897,438
             72,157             Danaher Corp.                                                                    3,853,905
            109,222             General Electric Co.**                                                           3,938,545
            102,001             Honeywell International, Inc.                                                    3,795,457
             46,542             Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                      3,707,070
             42,801             ITT Industries, Inc.                                                             3,862,362
             51,954             Textron, Inc.                                                                    3,876,807
            113,099             Tyco International Ltd. (Bermuda)                                                3,822,746
             37,772             United Technologies Corp.                                                        3,839,902
                                                                                                      ---------------------
                                                                                                                34,594,232
                                                                                                      ---------------------
                                Industrial Machinery (0.4%)
             42,421             Illinois Tool Works, Inc.                                                        3,797,952
             57,529             Parker-Hannifin Corp.                                                            3,504,667
                                                                                                      ---------------------
                                                                                                                 7,302,619
                                                                                                      ---------------------
                                Industrial Specialties (0.4%)
            121,028             Ecolab, Inc.                                                                     3,999,975
             54,641             PPG Industries, Inc.                                                             3,907,924
                                                                                                      ---------------------
                                                                                                                 7,907,899
                                                                                                      ---------------------
                                Information Technology Services (0.8%)
            168,772             Citrix Systems, Inc.*                                                            4,020,149
            190,515             Electronic Data Systems Corp.                                                    3,937,945




             43,894             International Business Machines Corp.                                            4,011,034
            572,938             Unisys Corp.*                                                                    4,044,942
                                                                                                      ---------------------
                                                                                                                16,014,070
                                                                                                      ---------------------
                                Insurance Brokers/Services (0.4%)
            171,881             AON Corp.                                                                        3,925,762
            130,629             Marsh & McLennan Companies, Inc.                                                 3,973,734
                                                                                                      ---------------------
                                                                                                                 7,899,496
                                                                                                      ---------------------
                                Integrated Oil (0.8%)
             41,039             Amerada Hess Corp.                                                               3,948,362
             64,903             ChevronTexaco Corp.                                                              3,784,494
             35,545             ConocoPhillips                                                                   3,833,173
             62,552             Exxon Mobil Corp.                                                                3,728,099
                                                                                                      ---------------------
                                                                                                                15,294,128
                                                                                                      ---------------------
                                Internet Software/Services (0.4%)
            439,831             Siebel Systems, Inc.*                                                            4,015,657
            125,969             Yahoo!, Inc.*                                                                    4,270,349
                                                                                                      ---------------------
                                                                                                                 8,286,006
                                                                                                      ---------------------
                                Investment Banks/Brokers (1.3%)
             38,409             Bear Stearns Companies, Inc. (The)                                               3,837,059
            317,319             E*TRADE Group, Inc.*                                                             3,807,828
             35,632             Goldman Sachs Group, Inc. (The)                                                  3,919,164
             40,736             Lehman Brothers Holdings, Inc.                                                   3,835,702
             65,797             Merrill Lynch & Co., Inc.                                                        3,724,110
             67,824             Morgan Stanley (Note 4)                                                          3,882,924
            374,655             Schwab (Charles) Corp. (The)                                                     3,937,624
                                                                                                      ---------------------
                                                                                                                26,944,411
                                                                                                      ---------------------
                                Investment Managers (1.0%)
            135,461             Federated Investors, Inc. (Class B)                                              3,834,901
             54,512             Franklin Resources, Inc.                                                         3,742,249
            277,739             Janus Capital Group, Inc.                                                        3,874,459
            133,522             Mellon Financial Corp.                                                           3,810,718
             63,248             Price (T.) Rowe Group, Inc.                                                      3,755,666
                                                                                                      ---------------------
                                                                                                                19,017,993
                                                                                                      ---------------------
                                Life/Health Insurance (1.2%)
            102,777             AFLAC, Inc.                                                                      3,829,471
             81,745             Jefferson-Pilot Corp.                                                            4,009,592
             84,477             Lincoln National Corp.                                                           3,813,292
             99,338             MetLife, Inc.                                                                    3,884,116
             75,639             Torchmark Corp.                                                                  3,948,356
            220,907             UnumProvident Corp.                                                              3,759,837
                                                                                                      ---------------------
                                                                                                                23,244,664
                                                                                                      ---------------------
                                Major Banks (2.3%)
             87,202             Bank of America Corp.                                                            3,845,608
            128,953             Bank of New York Co., Inc. (The)                                                 3,746,085
            101,106             BB&T Corp.                                                                       3,951,222
             69,484             Comerica, Inc.                                                                   3,827,179
            169,282             Huntington Bancshares, Inc.                                                      4,045,840
            120,953             KeyCorp                                                                          3,924,925
            115,227             National City Corp.                                                              3,860,105
             74,931             PNC Financial Services Group                                                     3,857,448
            119,224             Regions Financial Corp.                                                          3,862,858
             54,128             SunTrust Banks, Inc.                                                             3,901,005
             76,645             Wachovia Corp.                                                                   3,901,997
             65,996             Wells Fargo & Co.                                                                3,946,561
                                                                                                      ---------------------
                                                                                                                46,670,833
                                                                                                      ---------------------
                                Major Telecommunications (1.2%)
             70,294             ALLTEL Corp.                                                                     3,855,626
            207,899             AT&T Corp.                                                                       3,898,106
            155,019             BellSouth Corp.                                                                  4,075,450
            167,832             SBC Communications, Inc.                                                         3,975,940
            171,881             Sprint Corp. (Fon Group)                                                         3,910,293
            111,490             Verizon Communications, Inc.                                                     3,957,895
                                                                                                      ---------------------
                                                                                                                23,673,310
                                                                                                      ---------------------




                                Managed Health Care (1.2%)
             53,029             Aetna, Inc.                                                                      3,974,524
            102,267             Caremark Rx, Inc.*                                                               4,068,181
             45,505             CIGNA Corp.                                                                      4,063,596
            122,734             Humana, Inc.*                                                                    3,920,124
             42,946             UnitedHealth Group, Inc.                                                         4,096,189
             32,304             WellPoint, Inc.*                                                                 4,049,306
                                                                                                      ---------------------
                                                                                                                24,171,920
                                                                                                      ---------------------
                                Media Conglomerates (0.7%)
            139,512             Disney (Walt) Co. (The)                                                          4,008,180
            217,716             News Corp, Inc. (Class A)                                                        3,683,755
            209,566             Time Warner, Inc.*                                                               3,677,883
            106,811             Viacom Inc. (Class B) (Non-Voting)                                               3,720,227
                                                                                                      ---------------------
                                                                                                                15,090,045
                                                                                                      ---------------------
                                Medical Distributors (0.6%)
             64,392             AmerisourceBergen Corp.                                                          3,689,018
             69,830             Cardinal Health, Inc.                                                            3,896,514
            105,744             McKesson Corp.                                                                   3,991,836
                                                                                                      ---------------------
                                                                                                                11,577,368
                                                                                                      ---------------------
                                Medical Specialties (3.2%)
            190,979             Applera Corp. - Applied Biosystems Group                                         3,769,925
             57,775             Bard (C.R.), Inc.                                                                3,933,322
             52,412             Bausch & Lomb, Inc.                                                              3,841,800
            115,635             Baxter International, Inc.                                                       3,929,277
             66,253             Becton, Dickinson & Co.                                                          3,870,500
             97,655             Biomet, Inc.                                                                     3,544,877
            131,198             Boston Scientific Corp.*                                                         3,842,789
             66,097             Fisher Scientific International, Inc.*                                           3,762,241
             52,623             Guidant Corp.                                                                    3,888,840
            126,171             Hospira, Inc.*                                                                   4,071,538
             73,442             Medtronic, Inc.                                                                  3,741,870
            145,144             Pall Corp.                                                                       3,936,305
            182,020             PerkinElmer, Inc.                                                                3,755,073
            106,433             St. Jude Medical, Inc.*                                                          3,831,588
             82,503             Stryker Corp.                                                                    3,680,459
             83,790             Waters Corp.*                                                                    2,998,844
             48,102             Zimmer Holdings, Inc.*                                                           3,742,817
                                                                                                      ---------------------
                                                                                                                64,142,065
                                                                                                      ---------------------
                                Miscellaneous Commercial Services (0.2%)
            180,760             Sabre Holdings Corp. (Class A)                                                   3,955,029
                                                                                                      ---------------------
                                Miscellaneous Manufacturing (0.2%)
            100,458             Dover Corp.                                                                      3,796,308
                                                                                                      ---------------------
                                Motor Vehicles (0.6%)
            344,064             Ford Motor Co.                                                                   3,898,245
            136,928             General Motors Corp.                                                             4,024,314
             64,711             Harley-Davidson, Inc.                                                            3,737,707
                                                                                                      ---------------------
                                                                                                                11,660,266
                                                                                                      ---------------------
                                Multi-Line Insurance (0.8%)
             65,577             American International Group, Inc.                                               3,633,622
             55,832             Hartford Financial Services Group, Inc. (The)                                    3,827,842
             55,336             Loews Corp.                                                                      4,069,409
             80,968             Safeco Corp.                                                                     3,943,951
                                                                                                      ---------------------
                                                                                                                15,474,824
                                                                                                      ---------------------
                                Office Equipment/Supplies (0.4%)
             62,954             Avery Dennison Corp.                                                             3,898,741
             87,592             Pitney Bowes, Inc.                                                               3,952,151
                                                                                                      ---------------------
                                                                                                                 7,850,892
                                                                                                      ---------------------




                                Oil & Gas Pipelines (0.6%)
            351,155             El Paso Corp.                                                                    3,715,220
             50,730             Kinder Morgan, Inc.                                                              3,840,261
            207,568             Williams Companies, Inc. (The)                                                   3,904,354
                                                                                                      ---------------------
                                                                                                                11,459,835
                                                                                                      ---------------------
                                Oil & Gas Production (1.7%)
             50,677             Anadarko Petroleum Corp.                                                         3,856,520
             62,076             Apache Corp.                                                                     3,800,913
             77,555             Burlington Resources, Inc.                                                       3,883,179
             81,271             Devon Energy Corp.                                                               3,880,690
             81,288             EOG Resources, Inc.                                                              3,961,977
             47,617             Kerr-McGee Corp.                                                                 3,729,840
             52,943             Occidental Petroleum Corp.                                                       3,767,953
             62,313             Unocal Corp.                                                                     3,844,089
            115,601             XTO Energy, Inc.                                                                 3,796,337
                                                                                                      ---------------------
                                                                                                                34,521,498
                                                                                                      ---------------------
                                Oil Refining/Marketing (0.8%)
             58,325             Ashland, Inc.                                                                    3,935,188
             83,487             Marathon Oil Corp.                                                               3,917,210
             38,169             Sunoco, Inc.                                                                     3,951,255
             56,387             Valero Energy Corp.                                                              4,131,475
                                                                                                      ---------------------
                                                                                                                15,935,128
                                                                                                      ---------------------
                                Oilfield Services/Equipment (1.0%)
             89,718             Baker Hughes, Inc.                                                               3,991,554
             78,362             BJ Services Co.                                                                  4,065,421
             89,228             Halliburton Co.                                                                  3,859,111
             79,458             National-Oilwell, Inc.*                                                          3,710,689
             54,588             Schlumberger Ltd. (Netherlands Antilles)                                         3,847,362
                                                                                                      ---------------------
                                                                                                                19,474,137
                                                                                                      ---------------------
                                Other Consumer Services (0.8%)
             52,539             Apollo Group, Inc. (Class A)*                                                    3,891,038
             78,159             Block (H.&R.), Inc.                                                              3,953,282
            186,703             Cendant Corp.                                                                    3,834,880
            111,936             eBay, Inc.*                                                                      4,170,735
                                                                                                      ---------------------
                                                                                                                15,849,935
                                                                                                      ---------------------
                                Other Consumer Specialties (0.2%)
             47,375             Fortune Brands, Inc.                                                             3,819,846
                                                                                                      ---------------------
                                Other Metals/Minerals (0.2%)
             36,621             Phelps Dodge Corp.                                                               3,725,454
                                                                                                      ---------------------
                                Packaged Software (2.6%)
             57,580             Adobe Systems, Inc.                                                              3,867,649
            132,038             Autodesk, Inc.                                                                   3,929,451
            252,343             BMC Software, Inc.*                                                              3,785,145
            141,527             Computer Associates International, Inc.                                          3,835,382
            553,516             Compuware Corp.*                                                                 3,985,315
             90,234             Intuit, Inc.*                                                                    3,949,542
             86,338             Mercury Interactive Corp.*                                                       4,090,694
            161,205             Microsoft Corp.**                                                                3,896,325
            719,063             Novell, Inc.*                                                                    4,285,615
            312,511             Oracle Corp.*                                                                    3,900,137
            746,456             Parametric Technology Corp.*                                                     4,172,689
            189,961             Symantec Corp.*                                                                  4,051,868
            174,250             VERITAS Software Corp.*                                                          4,046,085
                                                                                                      ---------------------
                                                                                                                51,795,897
                                                                                                      ---------------------
                                Personnel Services (0.4%)
            137,650             Monster Worldwide, Inc.*                                                         3,861,083
            141,834             Robert Half International, Inc.                                                  3,823,845
                                                                                                      ---------------------
                                                                                                                 7,684,928
                                                                                                      ---------------------
                                Pharmaceuticals: Generic Drugs (0.4%)
            219,177             Mylan Laboratories, Inc.                                                         3,883,816
            123,780             Watson Pharmaceuticals, Inc.*                                                    3,803,759
                                                                                                      ---------------------
                                                                                                                 7,687,575
                                                                                                      ---------------------




                                Pharmaceuticals: Major (1.6%)
             88,124             Abbott Laboratories                                                              4,108,341
            160,413             Bristol-Myers Squibb Co.                                                         4,084,115
             58,273             Johnson & Johnson                                                                3,913,615
             74,617             Lilly (Eli) & Co.                                                                3,887,546
            122,312             Merck & Co., Inc.                                                                3,959,239
            151,718             Pfizer, Inc.**                                                                   3,985,632
            220,162             Schering-Plough Corp.                                                            3,995,940
            100,484             Wyeth                                                                            4,238,415
                                                                                                      ---------------------
                                                                                                                32,172,843
                                                                                                      ---------------------
                                Pharmaceuticals: Other (0.6%)
             54,649             Allergan, Inc.                                                                   3,796,466
            105,488             Forest Laboratories, Inc.*                                                       3,897,782
            436,402             King Pharmaceuticals, Inc.*                                                      3,626,501
                                                                                                      ---------------------
                                                                                                                11,320,749
                                                                                                      ---------------------
                                Precious Metals (0.4%)
             95,141             Freeport-McMoRan Copper & Gold, Inc. (Class B)                                   3,768,535
             87,553             Newmont Mining Corp.                                                             3,699,114
                                                                                                      ---------------------
                                                                                                                 7,467,649
                                                                                                      ---------------------
                                Property - Casualty Insurers (1.4%)
             91,031             ACE Ltd. (Cayman Islands)                                                        3,756,849
             73,913             Allstate Corp. (The)                                                             3,995,737
             50,261             Chubb Corp. (The)                                                                3,984,189
             89,268             Cincinnati Financial Corp.                                                       3,892,977
             43,441             Progressive Corp. (The)                                                          3,986,146
            106,030             St. Paul Travelers Companies, Inc. (The)                                         3,894,482
             53,786             XL Capital Ltd. (Class A) (Cayman Islands)                                       3,892,493
                                                                                                      ---------------------
                                                                                                                27,402,873
                                                                                                      ---------------------
                                Publishing: Books/Magazines (0.2%)
             83,203             Meredith Corp.                                                                   3,889,740
                                                                                                      ---------------------
                                Publishing: Newspapers (1.0%)
            104,503             Dow Jones & Co., Inc.                                                            3,905,277
             49,263             Gannett Co., Inc.                                                                3,895,718
             58,212             Knight-Ridder, Inc.                                                              3,914,757
            108,256             New York Times Co. (The) (Class A)                                               3,960,004
             99,489             Tribune Co.                                                                      3,966,626
                                                                                                      ---------------------
                                                                                                                19,642,382
                                                                                                      ---------------------
                                Pulp & Paper (0.6%)
            106,549             Georgia-Pacific Corp.                                                            3,781,424
            100,665             International Paper Co.                                                          3,703,465
            119,990             MeadWestvaco Corp.                                                               3,818,082
                                                                                                      ---------------------
                                                                                                                11,302,971
                                                                                                      ---------------------
                                Railroads (0.8%)
             71,252             Burlington Northern Santa Fe Corp.                                               3,842,620
             91,863             CSX Corp.                                                                        3,826,094
            104,059             Norfolk Southern Corp.                                                           3,855,386
             59,028             Union Pacific Corp.                                                              4,114,252
                                                                                                      ---------------------
                                                                                                                15,638,352
                                                                                                      ---------------------
                                Real Estate Investment Trusts (1.4%)
            105,516             Apartment Investment & Management Co. (Class A)                                  3,925,195
            115,193             Archstone-Smith Trust                                                            3,929,233
            127,776             Equity Office Properties Trust                                                   3,849,891
            121,328             Equity Residential                                                               3,907,975
            108,018             Plum Creek Timber Co., Inc.                                                      3,856,243
            102,481             ProLogis                                                                         3,802,045
             63,055             Simon Property Group, Inc.                                                       3,819,872
                                                                                                      ---------------------
                                                                                                                27,090,454
                                                                                                      ---------------------
                                Recreational Products (0.7%)
             84,368             Brunswick Corp.                                                                  3,952,641
             58,727             Electronic Arts, Inc.*                                                           3,040,884
            190,979             Hasbro, Inc.                                                                     3,905,521
            193,525             Mattel, Inc.                                                                     4,131,759
                                                                                                      ---------------------
                                                                                                                15,030,805
                                                                                                      ---------------------




                                Regional Banks (2.2%)
            155,450             AmSouth Bancorporation                                                           4,033,927
             85,715             Compass Bancshares, Inc.                                                         3,891,461
             92,492             Fifth Third Bancorp                                                              3,975,306
             95,443             First Horizon National Corp.                                                     3,893,120
             39,165             M&T Bank Corp.                                                                   3,997,180
             94,705             Marshall & Ilsley Corp.                                                          3,953,934
            137,072             North Fork Bancorporation,  Inc.                                                 3,802,377
             90,799             Northern Trust Corp.                                                             3,944,309
            142,195             Synovus Financial Corp.                                                          3,961,553
            133,796             U.S. Bancorp                                                                     3,856,001
             56,395             Zions Bancorporation                                                             3,892,383
                                                                                                      ---------------------
                                                                                                                43,201,551
                                                                                                      ---------------------
                                Restaurants (1.0%)
            144,929             Darden Restaurants, Inc.                                                         4,446,422
            122,849             McDonald's Corp.                                                                 3,825,518
             74,617             Starbucks Corp.*                                                                 3,854,714
             99,844             Wendy's International, Inc.                                                      3,897,910
             77,678             Yum! Brands, Inc.                                                                4,024,497
                                                                                                      ---------------------
                                                                                                                20,049,061
                                                                                                      ---------------------
                                Savings Banks (0.6%)
             65,544             Golden West Financial Corp.                                                      3,965,412
            173,325             Sovereign Bancorp, Inc.                                                          3,840,882
             95,118             Washington Mutual, Inc.                                                          3,757,161
                                                                                                      ---------------------
                                                                                                                11,563,455
                                                                                                      ---------------------
                                Semiconductors (3.1%)
            243,712             Advanced Micro Devices, Inc.*                                                    3,928,637
            203,051             Altera Corp.*                                                                    4,016,349
            109,374             Analog Devices, Inc.                                                             3,952,776
          1,213,281             Applied Micro Circuits Corp.*                                                    3,991,694
            132,529             Broadcom Corp. (Class A)*                                                        3,965,268
            222,411             Freescale Semiconductor, Inc. (Class B)*                                         3,836,590
            167,474             Intel Corp.**                                                                    3,890,421
            101,631             Linear Technology Corp.                                                          3,893,484
            649,900             LSI Logic Corp.*                                                                 3,632,941
             93,775             Maxim Integrated Products, Inc.                                                  3,832,584
            380,845             Micron Technology, Inc.*                                                         3,937,937
            192,197             National Semiconductor Corp.                                                     3,961,180
            162,138             NVIDIA Corp.*                                                                    3,852,399
            434,467             PMC - Sierra, Inc.*                                                              3,823,310
            154,044             Texas Instruments, Inc.                                                          3,926,582
            134,208             Xilinx, Inc.                                                                     3,922,900
                                                                                                      ---------------------
                                                                                                                62,365,052
                                                                                                      ---------------------
                                Services to the Health Industry (1.0%)
             47,473             Express Scripts, Inc. (Class A)*                                                 4,139,171
            160,610             IMS Health, Inc.                                                                 3,917,278
             86,319             Laboratory Corp. of America Holdings*                                            4,160,576
             83,880             Medco Health Solutions, Inc.*                                                    4,157,932
             39,149             Quest Diagnostics, Inc.                                                          4,115,734
                                                                                                      ---------------------
                                                                                                                20,490,691
                                                                                                      ---------------------
                                Specialty Insurance (0.6%)
             51,060             Ambac Financial Group, Inc.                                                      3,816,735
             68,166             MBIA, Inc.                                                                       3,563,718
             64,360             MGIC Investment Corp.                                                            3,969,081
                                                                                                      ---------------------
                                                                                                                11,349,534
                                                                                                      ---------------------
                                Specialty Stores (1.6%)
            211,832             AutoNation, Inc.*                                                                4,012,098
             45,294             AutoZone, Inc.*                                                                  3,881,696
            108,286             Bed Bath & Beyond, Inc.*                                                         3,956,770
            171,505             Office Depot, Inc.*                                                              3,803,981




            115,261             OfficeMax, Inc.                                                                  3,861,244
            128,446             Staples, Inc.                                                                    4,037,058
            118,181             Tiffany & Co.                                                                    4,079,608
            150,034             Toys 'R' Us, Inc.*                                                               3,864,876
                                                                                                      ---------------------
                                                                                                                31,497,331
                                                                                                      ---------------------
                                Specialty Telecommunications (0.6%)
            117,402             CenturyTel, Inc.                                                                 3,855,482
            311,270             Citizens Communications Co.                                                      4,027,834
          1,017,895             Qwest Communications International, Inc.*                                        3,766,212
                                                                                                      ---------------------
                                                                                                                11,649,528
                                                                                                      ---------------------
                                Steel (0.6%)
            173,479             Allegheny Technologies, Inc.                                                     4,182,579
             63,566             Nucor Corp.                                                                      3,658,859
             70,231             United States Steel Corp.                                                        3,571,246
                                                                                                      ---------------------
                                                                                                                11,412,684
                                                                                                      ---------------------
                                Telecommunication Equipment (1.7%)
          1,866,142             ADC Telecommunications, Inc.*                                                    3,713,623
            318,350             Andrew Corp.*                                                                    3,727,878
          2,118,323             CIENA Corp.*                                                                     3,643,516
            158,917             Comverse Technology, Inc.*                                                       4,007,887
            353,053             Corning, Inc.*                                                                   3,929,480
          1,365,469             Lucent Technologies, Inc.*                                                       3,755,040
            261,085             Motorola, Inc.                                                                   3,908,442
            106,811             QUALCOMM, Inc.                                                                   3,914,623
            539,793             Tellabs, Inc.*                                                                   3,940,489
                                                                                                      ---------------------
                                                                                                                34,540,978
                                                                                                      ---------------------
                                Tobacco (0.6%)
             60,551             Altria Group, Inc.                                                               3,959,430
             49,263             Reynolds American, Inc.                                                          3,970,105
             72,505             UST, Inc.                                                                        3,748,509
                                                                                                      ---------------------
                                                                                                                11,678,044
                                                                                                      ---------------------
                                Tools/Hardware (0.6%)
             49,650             Black & Decker Corp.                                                             3,921,853
            123,507             Snap-On, Inc.                                                                    3,926,288
             86,129             Stanley Works (The)                                                              3,899,060
                                                                                                      ---------------------
                                                                                                                11,747,201
                                                                                                      ---------------------
                                Trucks/Construction/Farm Machinery (0.9%)
             40,652             Caterpillar, Inc.                                                                3,717,219
             53,485             Cummins, Inc.                                                                    3,762,670
             57,318             Deere & Co.                                                                      3,847,757
             98,464             Navistar International Corp.*                                                    3,584,090
             53,260             PACCAR, Inc.                                                                     3,855,491
                                                                                                      ---------------------
                                                                                                                18,767,227
                                                                                                      ---------------------
                                Wholesale Distributors (0.4%)
             92,448             Genuine Parts Co.                                                                4,020,564
             60,899             Grainger (W.W.), Inc.                                                            3,792,181
                                                                                                      ---------------------
                                                                                                                 7,812,745
                                                                                                      ---------------------
                                Wireless Telecommunications (0.2%)
            136,594             Nextel Communications, Inc. (Class A)*                                           3,882,001
                                                                                                      ---------------------

                                TOTAL COMMON STOCKS
                                  (Cost $ 1,244,939,224)                                                     1,949,456,973
                                                                                                      ---------------------

     PRINCIPAL
     AMOUNT IN
     THOUSANDS
--------------------
                                SHORT-TERM INVESTMENT (2.0%)
                                REPURCHASE AGREEMENT
           $ 39,407             Joint repurchase agreement account 2.845%
                                due 04/01/05 (dated 3/31/05;
                                proceeds $39,410,114) (a) (Cost $39,407,000)                                    39,407,000
                                                                                                      ---------------------




                                TOTAL INVESTMENTS
                                  (Cost $1,284,346,224) (b) (c)                             99.9%            1,988,863,973
                                OTHER ASSETS IN EXCESS OF LIABILITIES                        0.1                 2,429,925
                                                                                          ----------  ---------------------
                                NET ASSETS                                                 100.0%          $ 1,991,293,898
                                                                                          ==========  =====================


--------------------------------
*    Non-income producing security.

**   A portion of this security is physically segregated in connection with open futures contracts in the amount of $ 1,743,750.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b)  Securities have been designated as collateral in an amount equal to $
     36,317,513 in connection with open futures contracts.

(c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 735,555,629 and the aggregate gross unrealized depreciation is $ 31,037,880, resulting in net unrealized appreciation of $
     704,517,749.

FUTURES CONTRACTS OPEN AT MARCH 31, 2005:



     NUMBER OF                              DESCRIPTION, DELIVERY               UNDERLYING FACE              UNREALIZED
     CONTRACTS           LONG                   MONTH AND YEAR                  AMOUNT AT VALUE             DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------

          58             Long               S&P Midcap 400 Index
                                            June 2005                             $19,119,700                 ($436,740)
          61             Long               S&P 500 Index
                                            June 2005                              18,054,475                  (450,943)
                                                                                                     ---------------------
                         TOTAL UNREALIZED DEPRECIATION........................................                ($887,683)
                                                                                                     =====================


ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Equally-Weighted
     S&P 500 Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005

                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Equally-Weighted
     S&P 500 Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       5